PROVISION FOR MINE CLOSURE AND RESTORATION (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision For Mine Closure And Restoration
Balance, beginning of year	$ 50,573	$ 48,727	$ 48,262
Accretion expense (note 24)	5,090	5,972	4,954
Disbursements	(2,040)
Change in estimate (a)	11,986	(615)	(402)
Acquisition of Bluestone (Note 5(a))	9,668
Acquisition of MSG (Note 5(b))	10,035
Additions		2,007
Held for sale liability			(4,087)
Foreign exchange	(1,581)	(5,518)
Balance, end of year	83,731	50,573	48,727
Current	5,661
Non-current	$ 78,070	$ 50,573	$ 48,727